Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2022
Nature of Business and Organization [Abstract]
Schedule of details of company's principal subsidiaries
Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Powerbridge Holding Limited (“Powerbridge HK”, formerly known as “Powerbridge Technologies Co., Limited.”) (1)	100% by Powerbridge	July 27, 2018	Hong Kong, PRC	Investment holding
Hongding Technology Co., Ltd (“Hongding”)	100% by Powerbridge	July 28, 2020	Hong Kong, PRC	Investment holding
Powercrypto Holding Pte. Ltd. (“Powercrypto”)	100% by Powerbridge	October 1, 2021	Singapore	Management consultancy services
Powercrypto USA Inc.	100% by Powerbridge	April 5, 2022	USA	Management consultancy services
Powerbridge Technology Group Co., Ltd. (“Powerbridge Zhuhai”)	100% by Powerbridge HK	October 30, 1997	the PRC	software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”)	100% by Powerbridge HK	August 17, 2021	the PRC	Supply chain business
Powermeta Digital Co., Ltd. (“Powermeta”)	100% by Powerbridge HK	January 21, 2022	the PRC	software application and technology services
Powerstream Capital Co., Ltd. (“Powerstream Capital”)	100% by Powerbridge HK	August 11, 2022	the PRC	Investment,software application and technology services
Shenzhen Hongding Interconnect Technology Co., Ltd.	100% by Hongding	October 21, 2020	the PRC	software application and technology services
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”)	100% by Hongding	July 28, 2020	the PRC	software application and technology services
Wuhan Honggang Technology Co., Ltd (“Honggang”)	60% by Powerbridge Zhuhai	June 21, 2019	the PRC	software application and technology services
Chongqing Powerbridge Zhixin Technology Co., Ltd (“Zhixin”) (2)	45% by Powerbridge Zhuhai	September 2, 2019	the PRC	software application and technology services
Hongxi Data Technology Co., Ltd.	70% by Powerbridge Zhuhai	February 8, 2021	Macau	software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”)	60% by Powerbridge Zhuhai	July 21, 2021	the PRC	Supply chain business
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”) (2)	51% by Powerbridge Zhuhai	April 25, 2021	the PRC	software application and technology services
Metafusion Digital Co., Ltd (“Metafusion”)	66% by Powermeta Digital	February 15, 2022	the PRC	software application and technology services

(1)	On November 29, 2022, Powerbridge Technologies Co., Ltd changed the name to Powerbridge Holding Limited.

(2)	Certain third-party shareholders of Zhixin signed consents with the Company for the year ended December 31, 2022, which stated that the Company has the power and control to direct the activities that most significantly impact Zhixin and they unconditionally vote by consensus with the Company in all the board decisions. As such, the Company consolidates the financial results of Zhixin based on the voting power.